Administrative expenses (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by nature
Staff costs		$ 202,844	$ 219,349	$ 198,491
Impairment of goodwill		87,894		121,596
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets		20,163	(3,806)	3,382
Business combination costs		1,280	2,432	20,851
Net impairment of withholding tax receivables		1,081	47,992	52,334
Impairment of other fixed assets		31
Key management compensation		34,648	25,204	27,083
Other		14,374	19,017	4,873
Share-based payments relating to the B-BBEE transaction
Expense by nature
Expense from share-based payment transactions with parties other than employees	$ 7,600
Administrative expense
Expense by nature
Staff costs		178,433	186,200	165,262
Impairment of goodwill		87,894		121,596
Professional fees		49,369	61,094	38,964
Facilities, short term rental and upkeep		31,659	43,616	34,203
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets		20,163	(3,806)	3,382
Depreciation		11,583	11,314	9,995
Travel costs		10,890	14,124	15,535
Amortization		4,300	5,765	5,280
Business combination costs		1,280	2,432	20,851
Net impairment of withholding tax receivables		1,081	47,992	52,334
Operating taxes		953	(1,005)	963
Impairment of other fixed assets		31
Other		32,182	37,057	32,810
Total		429,818	$ 404,783	$ 501,175
Administrative expense | Share-based payments relating to the B-BBEE transaction
Expense by nature
Expense from share-based payment transactions with parties other than employees		$ 7,600